Capital Management Mid-Cap Fund
SUMMARY
Investment Objective. The investment objective of the Mid-Cap Fund is to seek long-term capital appreciation.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Mid-Cap Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in certain funds in the Capital Management Investment Trust ("Trust") with a similar sales charge. More information about these and other discounts is available from your financial professional and in the section "Investing in the Fund – Purchase Options – Investor Shares" beginning on page 28 of the Mid-Cap Fund's prospectus ("Prospectus") and the section "Purchase of Shares – Reduced Sales Charges" beginning on page 26 of the Mid-Cap Fund's statement of additional information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Capital Management Mid-Cap Fund	Institutional Shares	Investor Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	3.00%
Redemption Fee (as a percentage of the amount redeemed, if applicable).	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - Capital Management Mid-Cap Fund		Institutional Shares	Investor Shares
Management Fees		1.00%	1.00%
Distribution (12b-1) Fees		none	0.75%
Other Expenses		0.64%	0.64%
Acquired Fund Fees and Expenses		0.03%	0.03%
Total Annual Fund Operating Expenses	[1]	1.67%	2.42%
Fee Waiver and/or Expense Reimbursement	[2]	0.14%	0.14%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[1],[2]	1.53%	2.28%
[1]	"Total Annual Fund Operating Expenses" will not correlate to the Mid-Cap Fund's ratio of expenses to average net assets in the Mid-Cap Fund's Financial Highlights, which reflects the operating expenses of the Mid-Cap Fund and does not include "Acquired Fund Fees and Expenses."
[2]	Capital Management Associates, Inc. (the "Advisor") has entered into a contractual agreement with the Mid-Cap Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Mid-Cap Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments, if any, under a Rule 12b-1 Plan, and Acquired Fund Fees and Expenses) to not more than 1.50%. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The contractual agreement cannot be terminated prior to April 1, 2018 without the Trust's Board of Trustees' approval.

Expense Example. This Example is intended to help you compare the cost of investing in the Mid-Cap Fund with the cost of investing in other mutual funds. This expense example assumes that you invest $10,000 in the Mid-Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Mid-Cap Fund's operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until April 1, 2018. Although your actual costs may be higher or lower, based on the assumptions your cost would be:

Expense Example - Capital Management Mid-Cap Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Institutional Shares	156	513	894	1,965
Investor Shares	524	1,019	1,540	2,963

Portfolio Turnover. The Mid-Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Mid-Cap Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Mid-Cap Fund's performance. During the fiscal year ended November 30, 2016, the Mid-Cap Fund's portfolio turnover rate was 38.89% of the average value of its portfolio.

Principal Investment Strategies of the Fund. The Mid-Cap Fund pursues its investment objective by investing primarily in equity securities of medium-capitalization ("mid-cap") companies. The Fund considers a mid-cap company to be one that has market capitalization within the range of $2.5 billion to $12.5 billion.

The Mid-Cap Fund's investment in mid-cap companies will be primarily in equity securities, such as common and preferred stock, securities convertible into common stock and short sales. Under normal market conditions, the Mid-Cap Fund will invest at least 90% of its total assets in equity securities, of which at least 80% of its total assets will be invested in the equity securities of mid-cap companies.

While the Mid-Cap Fund's primary focus is investment in equity securities, the Mid-Cap Fund has flexibility to invest in other types of securities when the Advisor believes they offer opportunities that are more attractive. Accordingly, the Mid-Cap Fund may invest in derivative instruments, including put and call options. The Mid-Cap Fund will generally invest in derivative instruments for hedging and income generation purposes. The Mid-Cap Fund may also sell a security short (i.e., sell a security borrowed from a broker) if the Advisor expects the market price for the security to drop in the future. When the Mid-Cap Fund makes a short sale of a security, the Mid-Cap Fund will have to replace the security in the future, whether or not the price declines. The Mid-Cap Fund may hold up to 20% of its net assets in derivative instruments and short positions at any time.

In selecting portfolio securities, the Advisor uses various screens and models to produce a potential universe of companies. Then through fundamental research, the Advisor selects from that universe companies whose current share price is relatively undervalued. The Advisor considers selling or reducing the Mid-Cap Fund's holding in a security if the security no longer meets the Advisor's investment criteria, the company is no longer considered a mid-cap company or the Advisor believes a more attractive investment alternative is available. Final investment decisions are made by the Advisor's portfolio manager.

Principal Risks of Investing in the Fund. An investment in the Mid-Cap Fund is subject to investment risks, including the possible loss of some or all of the principal invested. There can be no assurance that the Mid-Cap Fund will be successful in meeting its investment objective. The Mid-Cap Fund is intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in the securities of mid-cap companies. The following is a summary description of certain risks of investing in the Mid-Cap Fund.

•	Market Risk. Securities markets are volatile and prices of all securities may decline when markets decline generally. Accordingly, the price of and the income generated by the Mid-Cap Fund's securities may decline in response to, among other things, adverse changes in investor sentiment, general economic and market conditions, regional or global instability, interest rate fluctuations or other factors that may cause the securities markets to decline generally.

•	Risks related to Other Equity Securities. In addition to common stocks, the equity securities in the Mid-Cap Fund's portfolio may include preferred stock and convertible securities. Like common stocks, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes. Also, regardless of any one company's particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Mid-Cap Fund. Convertible securities entitle the holder to receive interest payments or a dividend preference until the security matures, is redeemed, or the conversion feature is exercised. As a result of the conversion feature, the interest rate or dividend preference is generally less than if the securities were non-convertible.

•	Mid-Cap Securities Risk. Investing in the securities of mid-cap companies generally involves greater risk than investing in larger, more established companies. This greater risk is, in part, attributable to the fact that mid-cap companies may have limited product lines, operating history, markets or financial resources and their securities may therefore be more volatile than securities of larger, more established companies or market averages in general. In addition, the market for mid- cap securities may be more limited than the market for larger companies

•	Portfolio Management Risk. The strategies used and securities selected by the Mid-Cap Fund's Advisor may fail to produce the intended result and the Mid-Cap Fund may not achieve its objective. The securities selected for the Mid-Cap Fund may not perform as well as other securities that were consistent with the Mid-Cap Fund's investment strategy, but were not selected for the Mid-Cap Fund. As a result, the Mid-Cap Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market. The performance of the Mid-Cap Fund may be better or worse than the performance of equity funds that focus on other types of equities or have a broader investment style.

•	Short Sales Risk. The Mid-Cap Fund may establish a short position in a stock by selling borrowed shares of the stock. When the price of any stock that the Mid-Cap Fund has sold short rises above the price at which the Mid-Cap Fund borrowed and sold the stock, then the Mid-Cap Fund may lose money on the short sale. Accordingly, the Mid-Cap Fund is likely to lose value on its short sales in a rising market. If the broker from whom the stock was borrowed requires that the stock be repaid, then the Mid-Cap Fund could be forced to cover short positions earlier than the Mid-Cap Fund otherwise would. If the Mid-Cap Fund does not have the assets to cover a short sale, then the Mid-Cap Fund's potential losses on the short will be unlimited because the security's price may appreciate indefinitely.

•	Derivative Instruments Risk. Derivative instruments such as option contracts are generally investments the value of which depends on (or is derived from) the value of the underlying assets, interest rate, or index. Derivative instruments involve risks different from direct investments in the underlying securities, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in the loss of the entire value of any portfolio positions; and risks that the derivative security may not be liquid.

Performance. The bar chart and table shown below provide some indication of the risks of investing in the Mid-Cap Fund by showing changes in the performance of the Mid-Cap Fund's Institutional Shares from year to year and by showing how the Mid-Cap Fund's average annual returns for 1, 5 and 10 years compare with those of a broad-based securities market index. The Mid-Cap Fund's past performance (before and after taxes) is not necessarily an indication of how the Mid-Cap Fund will perform in the future.

Annual Total Returns

Quarterly Returns During This Time Period
Highest	15.15% (quarter ended June 30, 2009)
Lowest	-25.85% (quarter ended December 31, 2008)
Year to Date	12.88% (quarter ended December 31, 2016)

Average Annual Total Returns (For the Period Ended December 31, 2016)
Average Annual Total Returns - Capital Management Mid-Cap Fund	1 Year	5 Years	10 Years
Institutional Shares	12.88%	12.63%	6.54%
Institutional Shares | After Taxes on Distributions	10.81%	11.46%	5.70%
Institutional Shares | After Taxes on Distributions and Sales	9.79%	10.39%	5.38%
Investor Shares	8.70%	11.18%	5.45%
Russell Mid-Cap Value Index (reflects no deduction for fees, expenses or taxes)	20.00%	15.69%	1.57%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	11.96%	14.64%	6.94%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Mid-Cap Fund shares through tax-deferred arrangements, such as an individual retirement account (IRA) or 401(k) plan. After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.

Capital Management Small-Cap Fund
SUMMARY
Investment Objective. The investment objective of the Small-Cap Fund is to seek long-term capital appreciation, while current income is a secondary consideration in selecting portfolio investments.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Small-Cap Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in certain funds in the Capital Management Investment Trust ("Trust") with a similar sales charge. More information about these and other discounts is available from your financial professional and in the section "Investing in the Fund – Purchase Options – Investor Shares" beginning on page 28 of the Small-Cap Fund's prospectus ("Prospectus") and the section "Purchase of Shares - Reduced Sales Charges" beginning on page 26 of the Small-Cap Fund's statement of additional information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Capital Management Small-Cap Fund	Institutional Shares	Investor Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	3.00%
Redemption Fee (as a percentage of the amount redeemed, if applicable).	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - Capital Management Small-Cap Fund		Institutional Shares	Investor Shares
Management Fees		1.00%	1.00%
Distribution (12b-1) Fees		none	0.75%
Other Expenses		0.78%	0.78%
Acquired Fund Fees and Expenses		0.03%	0.03%
Total Annual Fund Operating Expenses	[1]	1.81%	2.56%
Fee Waiver and/or Expense Reimbursement	[2]	0.28%	0.28%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[1],[2]	1.53%	2.28%
[1]	"Total Annual Fund Operating Expenses" will not correlate to the Fund's ratio of expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Small-Cap Fund and does not include "Acquired Fund Fees and Expenses."
[2]	Capital Management Associates, Inc. (the "Advisor") has entered into a contractual agreement with the Small-Cap Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Small-Cap Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments, if any, under a Rule 12b-1 Plan, and Acquired Fund Fees and Expenses) to not more than 1.50%. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The contractual agreement cannot be terminated prior to April 1, 2018 without the Trust's Board of Trustees' approval.

Expense Example. This Example is intended to help you compare the cost of investing in the Small-Cap Fund with the cost of investing in other mutual funds. This expense example assumes that you invest $10,000 in the Small-Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Small-Cap Fund's operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until April 1, 2018. Although your actual costs may be higher or lower, based on the assumptions your cost would be:

Expense Example - Capital Management Small-Cap Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Institutional Shares	156	542	954	2,104
Investor Shares	524	1,047	1,595	3,088

Portfolio Turnover. The Small-Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Small-Cap Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Small-Cap Fund's performance. During the fiscal year ended November 30, 2016, the Small-Cap Fund's portfolio turnover rate was 47.39% of the average value of its portfolio.

Principal Investment Strategies of the Fund. The Small-Cap Fund pursues its investment objective by investing primarily in equity securities of small-capitalization ("small-cap") companies. The Small-Cap Fund considers a small-cap company to be one that has market capitalization within the range of $100 million to $2.5 billion.

The Small-Cap Fund's investment in small-cap companies will be primarily in equity securities, such as common and preferred stock, securities convertible into common stock and short sales. Under normal market conditions, the Small-Cap Fund will invest at least 90% of its total assets in equity securities, of which at least 80% of its total assets will be invested in the equity securities of small-cap companies.

While the Small-Cap Fund's primary focus is investment in equity securities, the Small-Cap Fund has flexibility to invest in other types of securities when the Advisor believes they offer opportunities that are more attractive. Accordingly, the Small-Cap Fund may invest in derivative instruments, including put and call options. The Small-Cap Fund will generally invest in derivative instruments for hedging and income generation purposes. The Small-Cap Fund may also sell a security short (i.e., sell a security borrowed from a broker) if the Advisor expects the market price for the security to drop in the future. When the Small-Cap Fund makes a short sale of a security, the Small-Cap Fund will have to replace the security in the future, whether or not the price declines. The Small-Cap Fund may hold up to 20% of its net assets in derivative instruments and short positions at any time.

In selecting portfolio securities, the Advisor uses various screens and models to produce a potential universe of approximately 1,300 companies. Then, through fundamental research, the Advisor selects from that universe companies whose current share price is relatively undervalued. The Advisor considers selling or reducing the Small-Cap Fund's holding in a security if the security no longer meets the Advisor's investment criteria, the company is no longer considered a small-cap company or the Advisor believes a more attractive investment alternative is available. Final investment decisions are made by the Advisor's portfolio manager.

Principal Risks of Investing in the Fund. An investment in the Small-Cap Fund is subject to investment risks, including the possible loss of some or all of the principal invested. There can be no assurance that the Small-Cap Fund will be successful in meeting its investment objective. The Small-Cap Fund is intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in the securities of small-cap companies. The following is a summary description of certain risks of investing in the Small-Cap Fund.

•	Market Risk. Securities markets are volatile and prices of all securities may decline when markets decline generally. Accordingly, the price of and the income generated by the Small-Cap Fund's securities may decline in response to, among other things, adverse changes in investor sentiment, general economic and market conditions, regional or global instability, interest rate fluctuations or other factors that may cause the securities markets to decline generally.

•	Risks related to Other Equity Securities. In addition to common stocks, the equity securities in the Small-Cap Fund's portfolio may include preferred stock and convertible securities. Like common stocks, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes. Also, regardless of any one company's particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Small-Cap Fund. Convertible securities entitle the holder to receive interest payments or a dividend preference until the security matures, is redeemed, or the conversion feature is exercised. As a result of the conversion feature, the interest rate or dividend preference is generally less than if the securities were non-convertible.

•	Small-Cap Securities Risk. Investing in the securities of small-cap companies generally involves greater risk than investing in larger, more established companies. This greater risk is, in part, attributable to the fact that small-cap companies may have limited product lines, operating history, markets or financial resources and their securities may therefore be more volatile than securities of larger, more established companies or market averages in general. In addition, the market for small-cap securities may be more limited than the market for larger companies.

•	Portfolio Management Risk. The strategies used and securities selected by the Small-Cap Fund's Advisor may fail to produce the intended result and the Small-Cap Fund may not achieve its objective. The securities selected for the Small-Cap Fund may not perform as well as other securities that were consistent with the Small-Cap Fund's investment strategy, but were not selected for the Small-Cap Fund. As a result, the Small-Cap Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market. The performance of the Small-Cap Fund may be better or worse than the performance of equity funds that focus on other types of equities or have a broader investment style.

•	Short Sales Risk. The Small-Cap Fund may establish a short position in a stock by selling borrowed shares of the stock. When the price of any stock that the Small-Cap Fund has sold short rises above the price at which the Small-Cap Fund borrowed and sold the stock, then the Small-Cap Fund may lose money on the short sale. Accordingly, the Small-Cap Fund is likely to lose value on its short sales in a rising market. If the broker from whom the stock was borrowed requires that the stock be repaid, then the Small-Cap Fund could be forced to cover short positions earlier than the Small-Cap Fund otherwise would. If the Small-Cap Fund does not have the assets to cover a short sale, then the Small-Cap Fund's potential losses on the short will be unlimited because the security's price may appreciate indefinitely.

•	Derivative Instruments Risk. Derivative instruments such as option contracts are generally investments the value of which depends on (or is derived from) the value of the underlying assets, interest rate, or index. Derivative instruments involve risks different from direct investments in the underlying securities, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in the loss of the entire value of any portfolio positions; and risks that the derivative security may not be liquid.

Performance. The bar chart and table shown below provide some indication of the risks of investing in the Small-Cap Fund by showing changes in the performance of the Small-Cap Fund's Institutional Shares from year to year and by showing how the Small-Cap Fund's average annual returns for 1, 5 and 10 years compare with those of a broad-based securities market index. The Small-Cap Fund's past performance (before and after taxes) is not necessarily an indication of how the Small-Cap Fund will perform in the future.

Annual Total Returns

Quarterly Returns During This Time Period
Highest	33.58% (quarter ended June 30, 2009)
Lowest	-42.69% (quarter ended December 31, 2008)
Year to Date	19.78% (quarter ended December 31, 2016)

Average Annual Total Returns (For the Period Ended December 31, 2016)
Average Annual Total Returns - Capital Management Small-Cap Fund	1 Year	5 Years	10 Years
Institutional Shares	19.78%	8.48%	5.92%
Institutional Shares | After Taxes on Distributions	19.06%	7.31%	4.89%
Institutional Shares | After Taxes on Distributions and Sales	12.60%	6.74%	4.74%
Investor Shares	15.71%	7.44%	5.29%
S&P 600 Small-Cap Index (reflects no deduction for fees, expenses or taxes)	26.56%	16.60%	9.02%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Small-Cap Fund shares through tax-deferred arrangements, such as an individual retirement account (IRA) or 401(k) plan. After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.

Wellington Shields All-Cap Fund
SUMMARY
Investment Objective. The investment objective of the All-Cap Fund is to seek capital appreciation.
Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the All-Cap Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Wellington Shields All-Cap Fund Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Redemption Fee (as a percentage of the amount redeemed, if applicable).	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Wellington Shields All-Cap Fund Class A Shares
Management Fees	1.00%
Distribution (12b-1) Fees	0.35%
Other Expenses	0.97%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	2.34%	[1]
Fee Waiver and/or Expense Reimbursement	0.82%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.52%
[1]	Wellington Shields Capital Management, LLC (the "Advisor") has entered into a contractual agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the All-Cap Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, Acquired Fund Fees and Expenses, other extraordinary expenses not incurred in the ordinary course of the Fund's business, interest and dividend expense on securities sold short, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) to not more than 1.15% subject to the Advisor's right to recoup payments on a rolling three-year basis so long as the payments would not exceed the 1.15% expense cap. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The contractual agreement cannot be terminated prior to March 31, 2018 without the Trust's Board of Trustees' approval.

Expense Example. This Example is intended to help you compare the cost of investing in the All-Cap Fund with the cost of investing in other mutual funds. This expense example assumes that you invest $10,000 in the All-Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the All-Cap Fund's operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until April 1, 2018. Although your actual costs may be higher or lower, based on the assumptions your cost would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Wellington Shields All-Cap Fund | Class A Shares | USD ($)	155	652	1,176	2,613

Portfolio Turnover. The All-Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when All-Cap Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the All-Cap Fund's performance. During the fiscal period ended November 30, 2016, the All-Cap Fund's portfolio turnover rate was 68.71% of the average value of its portfolio.

Principal Investment Strategies of the Fund. The All-Cap Fund pursues its investment objective by investing primarily in equity securities of all market capitalizations.

The All-Cap Fund's investments will be primarily in equity securities, such as common and preferred stock, securities convertible into common stock and short sales. Under normal market conditions, the All-Cap Fund will invest at least 80% of its total assets in equity securities.

In selecting portfolio securities, the Advisor uses various screens and models to produce a potential universe of companies. Then through fundamental research, the Advisor selects from that universe companies whose current share price is relatively undervalued. The Advisor considers selling or reducing the All-Cap Fund's holding in a security if the security no longer meets the Advisor's investment criteria or the Advisor believes a more attractive investment alternative is available. Final investment decisions are made by the Advisor's portfolio manager.

Principal Risks of Investing in the Fund. An investment in the All-Cap Fund is subject to investment risks, including the possible loss of some or all of the principal invested. There can be no assurance that the All-Cap Fund will be successful in meeting its investment objective. The All-Cap Fund is intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in equity securities. The following is a summary description of certain risks of investing in the All-Cap Fund.

•	Market Risk. Securities markets are volatile and prices of all securities may decline when markets decline generally. Accordingly, the price of and the income generated by the All-Cap Fund's securities may decline in response to, among other things, adverse changes in investor sentiment, general economic and market conditions, regional or global instability, interest rate fluctuations or other factors that may cause the securities markets to decline generally.

•	Risks related to Other Equity Securities. In addition to common stocks, the equity securities in the All-Cap Fund's portfolio may include preferred stock and convertible securities. Like common stocks, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes. Also, regardless of any one company's particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the All-Cap Fund. Convertible securities entitle the holder to receive interest payments or a dividend preference until the security matures, is redeemed, or the conversion feature is exercised. As a result of the conversion feature, the interest rate or dividend preference is generally less than if the securities were non-convertible.

•	Large-Cap Securities Risk. The All-Cap Fund will invest in larger, more established companies, which may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansions.

•	Mid-Cap Securities Risk. Investing in the securities of mid-cap companies generally involves greater risk than investing in larger, more established companies. This greater risk is, in part, attributable to the fact that mid-cap companies may have limited product lines, operating history, markets or financial resources and their securities may therefore be more volatile than securities of larger, more established companies or market averages in general. In addition, the market for mid- cap securities may be more limited than the market for larger companies.

•	Small-Cap Securities Risk. The All-Cap Fund will invest in small companies, which generally have less experienced management teams, serve smaller markets, and find it more difficult to find financing for growth or potential development than larger companies.

•	Portfolio Management Risk. The strategies used and securities selected by the All-Cap Fund's Advisor may fail to produce the intended result and the All-Cap Fund may not achieve its objective. The securities selected for the All-Cap Fund may not perform as well as other securities that were consistent with the All-Cap Fund's investment strategy, but were not selected for the All-Cap Fund. As a result, the All-Cap Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market. The performance of the All-Cap Fund may be better or worse than the performance of equity funds that focus on other types of equities or have a broader investment style.

•	Short Sales Risk. The All-Cap Fund may establish a short position in a stock by selling borrowed shares of the stock. When the price of any stock that the All-Cap Fund has sold short rises above the price at which the All-Cap Fund borrowed and sold the stock, then the All-Cap Fund may lose money on the short sale. Accordingly, the All-Cap Fund is likely to lose value on its short sales in a rising market. If the broker from whom the stock was borrowed requires that the stock be repaid, then the All-Cap Fund could be forced to cover short positions earlier than the All-Cap Fund otherwise would. If the All-Cap Fund does not have the assets to cover a short sale, then the All-Cap Fund's potential losses on the short will be unlimited because the security's price may appreciate indefinitely.

•	Shares of other investment companies and ETFs Risk. You will indirectly bear fees and expenses charged by the underlying funds in which the All-Cap Fund may invest in addition to the Fund's direct fees and expenses and, as a result, your cost of investing in the All-Cap Fund will generally be higher than the cost of investing directly in the underlying fund shares. Investments in ETFs bear the risk that the market price of the ETF's shares may trade at a discount to their net asset value or that an active trading market for an ETF's shares may not develop or be maintained. The All-Cap Fund may place otherwise un-invested cash in money market mutual funds.

•	New Fund Risk. The All-Cap Fund was formed in December 2014. Accordingly, investors in the All-Cap Fund bear the risk that the All-Cap Fund may not be successful in implementing its investment strategy.

Performance. The bar chart and table shown below provide some indication of the risks of investing in the All-Cap Fund by showing changes in the performance of the All-Cap Fund's Class A Shares from year to year and by showing how the All-Cap Fund's average annual returns compare with those of a broad-based securities market index. The All-Cap Fund's past performance (before and after taxes) is not necessarily an indication of how the All-Cap Fund will perform in the future.

Annual Total Returns

Quarterly Returns During This Time Period
Highest	8.61% (quarter ended March 31, 2015)
Lowest	-9.42% (quarter ended September 30, 2015)
Year to Date	2.83% (quarter ended December 31, 2016)

Average Annual Total Returns (For the Period Ended December 31, 2016)
Average Annual Total Returns - Wellington Shields All-Cap Fund	1 Year	Since Inception	Inception Date
Class A Shares	2.83%	4.47%	Dec. 31, 2016
Class A Shares | After Taxes on Distributions	2.83%	4.38%	Dec. 31, 2016
Class A Shares | After Taxes on Distributions and Sales	1.71%	3.54%	Dec. 31, 2016
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	11.96%	6.17%	Dec. 31, 2016
Dow Jones Industrial Average (reflects no deduction for fees, expenses or taxes)	16.50%	7.63%	Dec. 31, 2016

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold All-Cap Fund shares through tax-deferred arrangements, such as an individual retirement account (IRA) or 401(k) plan. After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.